UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-8253

              The Boyar Value Fund, Inc.

(Exact name of registrant as specified in charter)

               35 East 21st Street, New York, NY        10010

(Address of principal executive offices)               (Zip code)

              Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         212-995-8300

Date of fiscal year end:  12/31

Date of reporting period:  3/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)
	Shares		Value
		COMMON STOCKS - 76.9%
		CONSUMER DISCRETIONARY - 41.3%
	4,400	A.T. Cross Co., Class A *	$ 25,300
	9,500	Arbitron, Inc.	321,290
	32,864	Cablevision Systems-NY Grp., Class A *	877,469
	17,500	Carnival Corp.	828,975
	36,076	CBS Corp., Class B	865,102
	19,500	Comcast Corp., Special Class A *	509,340
	15,500	Dow Jones & Co., Inc.	609,150
	5,630	Hanover Direct, Inc. *	7,488
	30,100	Hilton Hotels Corp.	766,346
	10,900	IHOP Corp.	522,546
	25,000	Limited Brands, Inc.	611,500
	15,600	McDonald's Corp.	536,016
	5,000	Meredith Corp.	278,950
	13,000	MGM Mirage *	560,170
	22,600	Midas, Inc. *	494,262
	18,100	Orient Express Hotels Ltd., Class A	710,063
	44,100	Playboy Enterprises, Inc., Class B *	626,220
	32,500	Saks, Inc. *	627,250
	17,500	Scholastic Corp. *	468,300
	32,500	The Walt Disney Co.	906,425
	64,000	Time Warner, Inc.	1,074,560
	7,576	Viacom Inc., Class B *	293,949
			12,520,671

		CONSUMER STAPLES - 5.1%
	12,000	CVS Corp.	358,440
	14,000	H.J. Heinz Co.	530,880
	26,900	PepsiAmericas, Inc.	657,705
			1,547,025

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited) (continued)
	Shares		Value
		FINANCIAL SERVICES - 20.7%
	15,000	Ameriprise Financial, Inc.	$ 675,900
	8,000	Automatic Data Processing, Inc.	365,440
	18,000	Bank Of New York Co., Inc.	648,720
	18,300	Citigroup, Inc.	864,309
	29,250	J.P. Morgan Chase & Co.	1,217,970
	2,200	Lehman Brothers Holdings, Inc.	317,966
	15,500	Merrill Lynch & Co., Inc.	1,220,780
	22,886	St Paul Travelers Cos., Inc. (The)	956,406
			6,267,491

		HEALTHCARE - 2.5%
	30,000	Pfizer, Inc.	747,600

		INDUSTRIAL - 2.9%
	5,300	Aviall, Inc. *	201,824
	20,000	General Electric Co.	695,600
			897,424

		INFORMATION TECHNOLOGY - 1.9%
	2,666	Ceva, Inc. *	17,676
	8,000	Diebold, Inc.	328,800
	8,000	DSP Group, Inc. *	232,080
			578,556

	BOYAR VALUE FUND, INC.
	PORTFOLIO OF INVESTMENTS
	March 31, 2006 (unaudited) (continued)
	Shares		Value
		TELECOMMUNICATIONS SERVICES - 2.5%
	11,500	ALLTEL Corp.	$ 744,625

		TOTAL COMMON STOCKS (Cost $17,890,583)	23,303,392

		SHORT TERM INVESTMENTS - 3.2%
	982,295	BNY Hamilton Fund, 4.20%, 4/3/06 **(Cost $982,295)	982,295

	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATION - 21.8%
	$ 6,609,000	Federal Home Loan Bank, Discount Notes, 4.47%, 4/4/06 (Cost $6,606,553)	6,606,553

		TOTAL INVESTMENTS - 101.9% (Cost $25,479,431) (a)	$ 30,892,240

		OTHER ASSETS & LIABILITIES - (1.9%)	(573,386)
		NET ASSETS - 100.0%	$ 30,318,854

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of
	securities as follows:
	Unrealized appreciation $ 5,718,379
	Unrealized depreciation (305,570)
	Net unrealized appreciation $ 5,412,809

	Aggregate cost for federal income tax purposes is $25,479,431.

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2006.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyar Value Fund, Inc.

By

*/s/ Michael J. Wagner

       Michael J. Wagner, President

Date      5/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Michael J. Wagner

       Michael J. Wagner, President

Date      5/25/06

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, Treasurer

Date      5/25/06